FINANCIAL RISK MANAGEMENT - Market risk (Details) - Market risk [member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Currency experienced sharp devaluation exchange rate inflation in Argentina	41.00%	27.70%
Annual inflation rate	31.50%	117.80%